Class A Ordinary Shares Subject to Possible Redemption	3 Months Ended
Jan. 12, 2021
Statement of Stockholders' Equity [Abstract]
Class A Ordinary Shares Subject to Possible Redemption
Note 7 — Class A Ordinary Shares Subject to Possible Redemption
The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of uncertain future events. The Company is authorized to issue 200,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of Initial Public Offering, there were 60,375,000 Class A ordinary shares outstanding, all of which were subject to possible redemption.
As of January 12, 2021, Class A ordinary shares reflected on the balance sheet are reconciled in the following table:

Gross proceeds	$603,750,000
Less:
Proceeds allocated to public warrants	(44,919,000)
Class A ordinary shares issuance costs	(30,755,862)
Plus:
Accretion of carrying value to redemption value	75,674,862

Class A ordinary shares subject to possible redemption	$603,750,000